25. SEGMENTED INFORMATION: Schedule of Revenue by Major Customers by Reporting Segments (Tables)	12 Months Ended
Dec. 31, 2020
Tables/Schedules
Schedule of Revenue by Major Customers by Reporting Segments
	2020	2019
Sales from contracts with external customers	$459,760	$-
Wholesale	22,878,768	-
Total	$23,338,528	$-